Segmented Reporting - Summary of Segment Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 7,780	$ 7,225
Purchased power	3,724	3,579
Operation, maintenance and administration	1,258	1,112
Depreciation, amortization and asset removal costs	966	922
Income before financing charges and income tax expense	1,832	1,612
Capital investments	2,132	2,125
Total assets	31,457	30,383
Total goodwill	373	373
Transmission [Member]
Segment Reporting Information [Line Items]
Revenues	2,077	1,824
Purchased power	0	0
Operation, maintenance and administration	445	397
Depreciation, amortization and asset removal costs	509	485
Income before financing charges and income tax expense	1,123	942
Capital investments	1,209	1,320
Total assets	18,778	18,138
Total goodwill	157	157
Distribution [Member]
Segment Reporting Information [Line Items]
Revenues	5,660	5,359
Purchased power	3,724	3,579
Operation, maintenance and administration	739	658
Depreciation, amortization and asset removal costs	448	428
Income before financing charges and income tax expense	749	694
Capital investments	899	787
Total assets	11,893	11,487
Total goodwill	216	216
Other [Member]
Segment Reporting Information [Line Items]
Revenues	43	42
Purchased power	0	0
Operation, maintenance and administration	74	57
Depreciation, amortization and asset removal costs	9	9
Income before financing charges and income tax expense	(40)	(24)
Capital investments	24	18
Total assets	$ 786	$ 758